Related Party Transactions	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 19 — RELATED PARTY TRANSACTIONS

Accounts receivable — related party, net consisted of the following:

	As of March 31,
	2025	2024
Matter Design Limited [1]	$188,563	$152,076
Less: allowance for expected credit loss	(2,030)	(1,474)
	$186,533	$150,602

Contract assets — related party, net consisted of the following:

	As of March 31,
	2025	2024
Matter Design Limited [1]	$—	$2,683
Less: allowance for expected credit loss	—	(58)
	$—	$2,625

Due to related parties consisted of the following:

	As of March 31,
	2025	2024
Mr. Hoi Lung CHAN [2]	$—	$2,215
Mr. Cheong Shing KU [3]	—	2,620
	$—	$4,835

The amounts due to related parties are unsecured, interest free with no specific repayment terms.

In addition to the transactions and balances detailed elsewhere in these financial statements, the Company had the following transactions with related parties:

	For the years ended March 31,
	2025	2024	2023
Revenue from Matter Design Limited [1]	$216,347	$301,208	$234,487
Interest income from EPED Limited [4]	6,103	—	—
Interest income from Space Plus Limited [5]	6,210	—	—
Consultancy fee paid to EPED Limited [4]	135,730	—	—
Consultancy fee paid to Space Plus Limited [5]	100,089	—	—
Salary to Mr. Hoi Lung CHAN [2]	514,049	49,204	52,033
Salary to Mr. Cheong Shing KU [3]	514,052	49,204	91,822
Salary to Ms. Sze Ki CHENG [6]	196,329	2,440	—
Short-term loan to EPED Limited [4]	410,625	—	—
Short-term loan to Space Plus Limited [5]	410,625	—	—
Repayment of short-term loan from EPED Limited [4]	410,625	—	—
Repayment of Short-term loan from Space Plus Limited [5]	410,625	—	—

[1]	Matter Design Limited is controlled by Mr. Hoi Lung CHAN
[2]	Mr. Hoi Lung CHAN is the beneficial owner, chief executive officer and director of the Company.
[3]	Mr. Cheong Shing KU is the beneficial owner and director of the Company. Mr. KU also served as the director of the Company’s subsidiary, Matter Interiors Limited.
[4]	EPED Limited is controlled by Mr. Hoi Lung CHAN.
[5]	Space Plus Limited is controlled by Mr. Cheong Shing KU.
[6]	Ms. Sze Ki CHENG is the chief financial officer of the Company.